Note 5 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Mar. 31, 2021 USD ($)
2022	$ 21,391,840
2023	14,924,000
2024	28,800,000
Total	$ 65,115,840